Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for PEO (b) (1)(2)	Compensation Actually Paid to PEO (c) (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d) (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (d) (5)	Total Shareholder Return (f) (6)	S&P 500 Information Technology Index Total Shareholder Return (g) (7)	Net Loss ($K) (h) (8)	Adjusted Free Cash Flow ($K) (i) (9)
2023	$10,115,546	($129,536)	$3,952,386	($244,003)	$55.71	$79.03	($247,422)	($110,034)
2022	$1,060,021	$30,638,749	$5,008,951	$12,428,718	$67.45	$90.82	($355,024)	($179,738)
2021	N/A	N/A	N/A	N/A	$100	$100	N/A	N/A

Company Selected Measure Name	adjusted free cash flow
Named Executive Officers, Footnote [Text Block]	Our PEO was Sanjit Biswas for each of the fiscal years presented herein.This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed fiscal year, as shown in our Summary Compensation Table. The names of the non-PEO NEOs in each year are listed in the table below.

Fiscal 2021	Fiscal 2022	Fiscal 2023
N/A	Dominic Phillips	Dominic Phillips
	Adam Eltoukhy	Andy McCall
John Bicket
Adam Eltoukhy

Peer Group Issuers, Footnote [Text Block]	The peer group used is the S&P 500 Information Technology Index, as used in the company’s performance graph in our Annual Report on Form 10-K for our fiscal year ended January 28, 2023. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 10,115,546	$ 1,060,021
PEO Actually Paid Compensation Amount	$ (129,536)	30,638,749
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	Fiscal 2021	Fiscal 2022**	Fiscal 2023**
Summary Compensation Table Total*	N/A	$1,060,021	$10,115,546
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	N/A	—	(10,014,303)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	N/A	—	8,178,228
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	N/A	21,875,360	(5,518,970)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	—	1,691,603
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	7,703,368	(4,581,640)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	N/A	—	—
Compensation Actually Paid	N/A	$30,638,749	($129,536)
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*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
**Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to the calculation of compensation actually paid and no adjustments have been made.

Non-PEO NEO Average Total Compensation Amount	$ 3,952,386	5,008,951
Non-PEO NEO Average Compensation Actually Paid Amount	$ (244,003)	12,428,718
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed fiscal year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed fiscal year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed fiscal year.

	Fiscal 2021	Fiscal 2022**	Fiscal 2023**
Summary Compensation Table Total*	N/A	$5,008,951	$3,952,386
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	N/A	(4,377,831)	(3,432,174)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	N/A	5,490,411	2,804,639
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	N/A	3,700,323	(2,134,044)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	N/A	1,335,678	574,288
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	N/A	1,271,186	(2,009,098)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	N/A	—	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	N/A	—	—
Compensation Actually Paid	N/A	$12,428,718	($244,003)
_________________________
*Note that the fair value assumptions shown with respect to footnote 3 above apply to the figures in this table as well.
**Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to the calculation of compensation actually paid and no adjustments have been made.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid Versus TSR
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* The TSR metric for IOT stock begins with the closing price on December 15, 2021, the date our Class A common stock began trading on NYSE.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Versus Net Loss
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Versus Adjusted Free Cash Flow
Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid Versus TSR
_________________________
* The TSR metric for IOT stock begins with the closing price on December 15, 2021, the date our Class A common stock began trading on NYSE.

Tabular List [Table Text Block]

Adjusted Free Cash Flow
Net New Annual Recurring Revenue

Total Shareholder Return Amount	$ 55.71	67.45	$ 100
Peer Group Total Shareholder Return Amount	79.03	90.82	$ 100
Net Income (Loss)	$ (247,422,000)	$ (355,024,000)
Company Selected Measure Amount	(110,034,000)	(179,738,000)
PEO Name	Sanjit Biswas
Additional 402(v) Disclosure [Text Block]	Represents the total compensation paid to our PEO in each listed fiscal year, as shown in our Summary Compensation Table.Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on December 15, 2021, the date our Class A common stock began trading on NYSE.The dollar amounts reported are the company’s net loss reflected in the company’s audited consolidated financial statements.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Free Cash Flow
Non-GAAP Measure Description [Text Block]	In the company’s assessment, adjusted free cash flow is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net loss) used by the company in fiscal year 2023 to link compensation actually paid to performance. We define adjusted free cash flow as net cash used in operating activities reduced by cash used for purchases of property and equipment, plus non-recurring capital expenditures associated with the build-out of our corporate office facilities in San Francisco, California, net of tenant allowances. We believe that adjusted free cash flow, even if negative, is useful in evaluating liquidity and provides information to management and investors about our ability to fund future operating needs and strategic initiatives.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net New Annual Recurring Revenue
PEO [Member] | Deduction Of Grant Date Fair Value Of Option Awards And Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,014,303)	$ 0
PEO [Member] | Addition From Fair Value Outstanding, Option Awards And Stock Awards Granted During Fiscal Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,178,228	0
PEO [Member] | Change In Fair Value Of Outstanding, Option Awards And Stock Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,518,970)	21,875,360
PEO [Member] | Fair Value Of Option Awards And Stock Awards Granted During Fiscal Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,691,603	0
PEO [Member] | Change In Fair Value Of Option Awards And Stock Awards Granted In Prior Years, Vested, Conditions Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,581,640)	7,703,368
PEO [Member] | Deduction Of Fair Value Of Option Awards And Stock Awards Granted In Prior Years, Condition Failed During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Addition From Dividends Or Other Earnings Paid On Stock Or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Deduction Of Grant Date Fair Value Of Option Awards And Stock Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,432,174)	(4,377,831)
Non-PEO NEO [Member] | Addition From Fair Value Outstanding, Option Awards And Stock Awards Granted During Fiscal Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,804,639	5,490,411
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding, Option Awards And Stock Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,134,044)	3,700,323
Non-PEO NEO [Member] | Fair Value Of Option Awards And Stock Awards Granted During Fiscal Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	574,288	1,335,678
Non-PEO NEO [Member] | Change In Fair Value Of Option Awards And Stock Awards Granted In Prior Years, Vested, Conditions Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,009,098)	1,271,186
Non-PEO NEO [Member] | Deduction Of Fair Value Of Option Awards And Stock Awards Granted In Prior Years, Condition Failed During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Addition From Dividends Or Other Earnings Paid On Stock Or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0